Acquisitions (FY) (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Acquisition [Abstract]
Allocation of Purchase Price
The table below summarizes the fair values of the assets acquired at the acquisition date, including the goodwill recorded as a result of these transactions.

($ in thousands)	Three Months ended June 30, 2019	Nine Months Ended June 30, 2019
Prepaid expenses	$38	$164
Accounts receivable	101	236
Inventory	4,406	31,701
Property and equipment	7,000	7,037
Identifiable intangible assets	1,860	9,852
Goodwill	1,860	9,947
Liabilities assumed	(4,932)	(29,717)
Total purchase price	$10,333	$29,220

OneWater LLC [Member]
Acquisition [Abstract]
Unaudited Pro forma Results of Operations
The following unaudited pro forma results of operations for the fiscal years ended September 30, 2019, 2018 and 2017 assumes that all 2019, 2018 and 2017 acquisitions were completed on October 1, 2016.

	2019	2018	2017
	($ in thousands, except per share data)
Pro forma revenues	$827,488	$765,992	$659,263
Pro forma net income (loss) attributable to common interest holders	28,686	(415)	(946)
Pro forma income (loss) per share:
Basic	$376.85	$(5.51)	$(12.62)
Diluted	$277.71	$(5.51)	$(12.62)

Allocation of Purchase Price
The table below summarizes the fair values of the assets acquired at the acquisition date, including the goodwill recorded as a result of these transactions.

	2019	2018
	($ in thousands)
Prepaid expenses	$249	$430
Accounts receivable	2,062
Inventory	54,023	29,154
Property and equipment	7,045	731
Identifiable intangible assets	13,572	13,020
Goodwill	16,879	14,255
Liabilities assumed	(45,189)	(26,619
Total purchase price	$48,641	$30,971